Provisions - Distribution by Segment of Restructuring Costs (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Restructuring costs	€ 104	€ 1,538
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	27	1,320
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	(1)	11
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	61	128
Other companies | Operating segments
Disclosure of operating segments [line items]
Restructuring costs	€ 17	€ 79